UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06711
Morgan Stanley Special Growth Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: February 28, 2009
Date of reporting period: May 31, 2008
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Special Growth Fund
Portfolio of Investments May 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (98.6%)
	Apparel/Footwear (0.7%)
37,425	Iconix Brand Group, Inc.*	$542,663

	Apparel/Footwear Retail (3.6%)
38,574	Citi Trends Inc.*	856,343
57,704	Luluemon Athletica Inc. (Canada)*	1,845,951

		2,702,294

	Biotechnology (9.4%)
40,392	Alnylam Pharmaceuticals, Inc.*	1,166,521
29,530	Cepheid Inc.*	777,230
23,216	Illumina, Inc.*	1,821,992
42,084	Techne Corp.*	3,303,594

		7,069,337

	Casino/Gaming (0.3%)
33,430	Lakes Entertainment, Inc.*	186,205

	Commercial Printing/Forms (1.1%)
27,247	VistaPrint Ltd. (Bermuda)*	853,376

	Construction Materials (6.1%)
61,070	Eagle Materials Inc.	2,189,360
33,124	Texas Industries, Inc.	2,414,740

		4,604,100

	Electronic Production Equipment (0.7%)
23,757	Tessera Technologies, Inc.*	500,560

	Electronics/Appliances (0.6%)
31,530	IRobot Corp*	442,051

	Finance Energy (2.8%)
112,477	Brookfield Infrastructure Partners LP (Bermuda)	2,121,316

	Financial Publishing/Services (5.5%)
37,788	Interactive Data Corp.	1,040,682
15,164	Morningstar, Inc.*	1,075,886
96,375	Riskmetrics Group Inc.*	1,997,854

		4,114,422

	Home Building (3.7%)
148,521	Brascan Residential	836,429
44,105	Gafisa S.A. (ADR) (Brazil)*	1,970,611

		2,807,040

	Hotels/Resorts/Cruiselines (1.9%)
28,923	Vail Resorts, Inc.*	1,440,076

	Industrial Machinery (1.2%)
15,431	Middleby Corp.*	880,956

	Information Technology Services (3.2%)
45,016	HouseValues, Inc.*	122,894
48,798	Longtop Financial Technologies Ltd. (ADR) (China)*	942,289
28,989	Mercadolibre Inc.	1,361,034

		2,426,217

	Internet Retail (5.9%)
48,179	Blue Nile Inc.	2,568,422
17,261	Ctrip.com International Ltd. (ADR) (Cayman Islands)	1,007,697
125	DeNA Co., Ltd. (Japan)	879,814

		4,455,933

	Internet Software/Services (3.9%)
24,008	comScore Inc.*	588,196
57,460	GSI Commerce, Inc.*	832,595

NUMBER OF
SHARES		VALUE
36,074	Rediff.com India (ADR) (India)*	268,751
16,278	SINA Corp. (Cayman Islands)*	867,129

		2,556,671

	Investment Banks/Brokers (2.8%)
34,703	Greenhill & Co., Inc.	2,090,856

	Investment Managers (1.2%)
68,328	Pzena Investment Management (Class A)	898,513

	Lodging (0.6%)
223,092	Mandarin Oriental Intl Ltd.	466,262

	Miscellaneous Commercial Services (7.7%)
18,819	Corporate Executive Board Co. (The)	850,054
43,016	Costar Group, Inc.*	2,017,450
53,442	Forrester Research, Inc.*	1,614,483
106,447	Information Services Group, Inc.*	518,397
23,379	Viad Corp.	771,039

		5,771,423

	Oil & Gas Production (6.9%)
19,931	Carrizo Oil & Gas Inc.*	1,334,580
33,837	Contango Oil & Gas, Co.*	2,827,081
21,629	GMX Resources Inc.*	1,044,032

		5,205,693

	Other Consumer Services (9.7%)
45,795	Ambassadors Group, Inc.	849,955
22,480	American Public Education, Inc.*	833,783
14,753	Bankrate, Inc.*	745,027
31,186	GMarket, Inc. (ADR) (South Korea)*	777,779
41,131	Premier Exhibitions Inc.	203,187
19,511	Strayer Education, Inc.*	3,900,249

		7,309,980

	Other Transportation (1.9%)
41,182	Grupo Aeroportuario del Pacifico SA de CV (ADR) (Mexico)	1,457,019

	Packaged Software (2.1%)
29,180	Blackboard Inc.*	1,105,338
19,988	Netsuite, Inc.*	454,927

		1,560,265

	Property — Casualty Insurers (0.7%)
25,636	Greenlight Capital Re, Ltd. (Cayman Islands)*	505,286

	Real Estate Development (0.5%)
5,957	Consolidated-Tomoka Land Co.	318,878
9,890	FX Real Estate And Entertainment*	38,670

		357,548

	Recreational Products (3.7%)
39,400	ARUZE Corp. (Japan)	1,289,414
44,388	Marvel Entertainment, Inc.*	1,510,524

		2,799,938

	Restaurants (3.5%)
65,099	AFC Enterprises, Inc.	650,990
46,737	BJ’S Restaurants Inc.*	599,168
51,313	P.F. Chang’s China Bistro, Inc.*	1,363,900

		2,614,058

	Services to the Health Industry (3.2%)
51,514	Advisory Board Co. (The)*	2,378,401

	Specialty Stores (0.8%)
58,167	CKX, Inc.*	614,825

	Specialty Telecommunications (2.0%)
88,621	Cogent Communications Group, Inc.*	1,457,815

	Wholesale Distributors (0.7%)
217,900	Integrated Distribution Services Group Ltd	534,984

NUMBER OF
SHARES		VALUE
	TOTAL COMMON STOCKS
	(Cost $72,369,402)	73,726,083

	CONVERTIBLE PREFERRED STOCK (1.1%)
	Biotechnology
69,988	Ironwood Pharaceuticals - 144A** (Cost $437,425)	797,163

	PREFERRED STOCK (0.5%)
	Internet Software/Services
51,797	Ning Inc. (Series D) (Cost $370,348)	370,348

NUMBER
OF SHARES (000)
	SHORT-TERM INVESTMENT (a) (0.5%)
	Investment Company
366	Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class
	(Cost $365,653)		365,653

	TOTAL INVESTMENTS
	(Cost $73,542,828) (b)	100.2%	74,888,899
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)	246,488

	NET ASSETS	100.0%	$75,135,387

ADR	American Depositary Receipt.

*	Non-income producing security.

**	Resale is restricted to qualified institutional investors (Illiquid security).

(a)	The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Special Growth Fund
Notes to the Portfolio of Investments
FAS 157
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at May 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$75,259,248	$74,091,736	—	$1,167,512

Investments in
Securities
Beginning Balance	$437,425
Net purchases (sales)	370,349
Transfers in and/or out	0
Change in unrealized appreciation/depreciation	359,738
Realized gains (losses)	0

Ending Balance	$1,167,512

Net change in unrealized appreciation/ depreciation from investments still held as of May 31, 2008	$359,738

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Special Growth Fund
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 17, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 17, 2008
/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 17, 2008

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